Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HC Capital Trust
Entity Central Index Key	0000934563
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000025694
Shareholder Report [Line Items]
Fund Name	The U.S. Equity Portfolio
Trading Symbol	HCEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Equity Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Equity Portfolio	$27	0.23%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The U.S. Equity Portfolio (the “Portfolio”) managed by Jennison Associates, LLC (“Jennison”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 26.35% for the fiscal year compared to 22.70% for the S&P 500® and 24.65% for the average manager in the MSCI USA Index.

During the second half of the fiscal year, the The Value Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio were consolidated into the The Growth Equity Portfolio (since renamed The U.S. Equity Portfolio). The consolidation was performed to improve the investment strategy team’s ability to efficiently manage the portfolio.

The Portfolio outperformed its benchmark over the period. Jennison’s growth bias resulted in relative outperformance as growth stocks outperformed the broad market. Positive security selection was also additive to the manager’s performance.

Jennison was terminated during the reporting period. Following an extensive review by the investment strategy group, the decision to terminate the manager was made due to lower conviction in the manager’s strategy to add value over the U.S. equity opportunity set.

------------------------------------

The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint relative to the broad US market (i.e., both value and growth stocks). The tax management stock implementation underperformed during the period.

Buoyed by easing inflation, a resilient economy, enthusiasm about AI and the prospect of lower interest rates, the S&P 500® increased by 22.70% for the Fiscal Year, compared to 19.59% last year. This is higher than the long-term average of 10.56%. The returns for the S&P 500® were very concentrated with the top 10 companies accounting for 69.4% (17.05% of 24.56%) of the total return of the S&P 500®. Growth outperformed Value stocks as enthusiasm about the prospects for AI drove mega growth stocks higher. The Russell 1000® Growth Index rose by 33.48% compared to the Russell 1000® Value Index which rose 13.06% during the Fiscal Year.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The U.S. Equity Portfolio	S&P 500® Index	MSCI USA Index
Jun 24	37,312	27,856	33,226
Jun 23	29,532	22,703	26,655
Jun 22	24,379	19,311	22,292
Jun 21	29,128	21,923	25,563
Jun 20	20,891	15,816	17,938
Jun 19	18,792	15,007	16,545
Jun 18	16,745	13,868	15,007
Jun 17	14,057	12,363	13,104
Jun 16	11,781	10,707	11,103
Jun 15	11,127	10,525	10,761
Jun 14	10,000	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Equity Portfolio	26.35%	14.70%	14.07%
S&P 500® Index	22.70%	13.17%	10.79%
MSCI USA Index	24.65%	14.96%	12.76%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 1,781,552,523
Holdings Count | Holding	1,367
Advisory Fees Paid, Amount	$ 1,048,586
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,781,552,523
Number of Portfolio Holdings	1,367
Net Investment Advisory Fees	$1,048,586
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Information Technology	30.9%
Financials	12.2%
Health Care	11.8%
Consumer Discretionary	11.2%
Communication Services	9.3%
Industrials	9.2%
Consumer Staples	5.5%
Energy	3.6%
Real Estate	2.3%
Materials	2.1%
Utilities	2.0%
Investment Companies	0.2%
Contingent Rights	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 30, 2024, January 12, 2024, December 1, 2023, and August 17, 2023.

Effective June 14, 2024, the Portfolio acquired The Value Equity Portfolio and the Small-Mid Capitalization Equity Portfolio. Effective April 17, 2024, the Portfolio changed its name to The U.S. Equity Portfolio and changed its principal strategies and risks.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Material Fund Change Name [Text Block]	Effective June 14, 2024, the Portfolio acquired The Value Equity Portfolio and the Small-Mid Capitalization Equity Portfolio. Effective April 17, 2024, the Portfolio changed its name to The U.S. Equity Portfolio and changed its principal strategies and risks.
Material Fund Change Adviser [Text Block]	Specialist manager changes were implemented for this Portfolio effective June 30, 2024, January 12, 2024, December 1, 2023, and August 17, 2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000062556
Shareholder Report [Line Items]
Fund Name	The Institutional U.S. Equity Portfolio
Trading Symbol	HCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Institutional U.S. Equity Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional U.S. Equity Portfolio	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional U.S. Equity Portfolio (the “Portfolio”) managed by Echo Street Capital Management LLC (“Echo Street”), Jennison Associates, LLC “Jennison”), Mellon Investments Corporation (“Mellon”), Monashee Investment Management, LLC (“Monashee”), Parametric Portfolio Associates, LLC, RhumbLine Advisers (“RhumbLine”), and Wellington Management Company, LLP (“Wellington”) returned 22.40% for the fiscal year compared to 24.65% for the MSCI USA Index.

The Portfolio underperformed the benchmark primarily due to the performance of Mellon, RhumbLine, and Wellington. Mellon underperformed due to its modest bias towards low-volatility stocks. During the fiscal year, RhumbLine’s performance of 23.87% was slightly behind its Russell 1000 Index benchmark which returned 23.88%. The Russell 1000 Index underperformed the MSCI USA Index due to its exposure to a more diversified set of U.S. securities that resulted in a bias towards securities with smaller market capitalization than the benchmark. Wellington implements a public real estate strategy which, while in line with the real estate market, underperformed broad equity markets as higher rates caused REITs to lag. Jennison’s growth bias resulted in relative outperformance as growth stocks outperformed the broad market and dampened the portfolio’s underperformance.

Echo Street voluntarily decided to stop managing external capital during the reporting period. The manager lagged prior to its closure primarily due to security selection.

Jennison was terminated during the reporting period. Following an extensive review by the investment strategy group, the decision to terminate the manager was made due to lower conviction in the manager’s strategy to add value over the U.S. equity opportunity set.

The trust hired Monashee during the fiscal year. The decision to hire Monashee was made following an extensive review conducted by the investment strategy group. Monashee was chosen following the completion of qualitative assessments and quantitative analysis. Monashee attempts to deliver excess returns by harvesting the equity volatility risk premium which arises from the persistent tendency of imputed volatility to exceed actual and forward-looking realized volatility.

The Portfolio is diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to attribute some of its performance to this cyclicality of styles.

Buoyed by easing inflation, a resilient economy, enthusiasm about AI and the prospect of lower interest rates, the S&P 500 increased by 24.56% for the Fiscal Year, compared to 19.59% last year. This is higher than the long-term average of 10.56%. The returns for the S&P 500 were very concentrated with the top 10 companies accounting for 69.4% (17.05% of 24.56%) of the total return of the S&P 500. Growth outperformed Value stocks as enthusiasm about the prospects for AI drove mega growth stocks higher. The Russell 1000® Growth Index rose by 33.48% compared to the Russell 1000® Value Index which rose 13.06% during the Fiscal Year.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Institutional U.S. Equity Portfolio	MSCI USA Index
Jun 24	36,380	33,226
Jun 23	29,723	26,655
Jun 22	25,273	22,292
Jun 21	29,839	25,563
Jun 20	21,029	17,938
Jun 19	18,658	16,545
Jun 18	16,739	15,007
Jun 17	14,070	13,104
Jun 16	11,821	11,103
Jun 15	11,114	10,761
Jun 14	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Institutional U.S. Equity Portfolio	22.40%	14.29%	13.79%
MSCI USA Index	24.65%	14.96%	12.76%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 2,532,407,913
Holdings Count | Holding	1,135
Advisory Fees Paid, Amount	$ 3,748,390
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,532,407,913
Number of Portfolio Holdings	1,135
Net Investment Advisory Fees	$3,748,390
Portfolio Turnover Rate	78%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Investment Companies	28.7%
Information Technology	19.2%
Financials	8.3%
Industrials	7.6%
Health Care	7.4%
Consumer Discretionary	7.3%
Communication Services	5.9%
Consumer Staples	4.3%
Real Estate	4.0%
Utilities	2.3%
Energy	2.1%
Materials	1.8%
Contingent Right	0.0%
Purchased Options	0.0%
Futures	0.0%
Written Options	- 0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 30, 2024, January 12, 2024, December 1, 2023, and August 17, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Material Fund Change Adviser [Text Block]	Specialist manager changes were implemented for this Portfolio effective June 30, 2024, January 12, 2024, December 1, 2023, and August 17, 2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000157800
Shareholder Report [Line Items]
Fund Name	The ESG Growth Portfolio
Trading Symbol	HCESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The ESG Growth Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The ESG Growth Portfolio	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The ESG Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates, LLC and RBC Global Asset Management (U.K.) Limited (“RBC GAM”) returned 19.41% for the fiscal year compared to 20.75% for the MSCI World Index.

The Portfolio’s underperformance can be attributed to the Global ESG screening strategy, which was run by Mellon and underperformed.

RBC GAM was terminated during the reporting period. Following an extensive review by the investment strategy group, the decision to terminate the manager was made due to lower conviction in the manager’s strategy to add value over the U.S. equity opportunity set.

The Portfolio requires that the underlying managers integrate ESG criteria in their investment selection. Mellon uses third party ESG data to better understand the environmental, social and governance risks and opportunities when making investment decisions.

Buoyed by easing inflation, a resilient economy, enthusiasm about AI and the prospect of lower interest rates, the S&P 500 increased by 24.56% for the Fiscal Year, compared to 19.59% last year. This is higher than the long-term average of 10.56%. The returns for the S&P 500 were very concentrated with the top 10 companies accounting for 69.4% (17.05% of 24.56%) of the total return of the S&P 500. Growth outperformed Value stocks as enthusiasm about the prospects for AI drove mega growth stocks higher. The Russell 1000® Growth Index rose by 33.48% compared to the Russell 1000® Value Index which rose 13.06% during the Fiscal Year.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The ESG Growth Portfolio	MSCI World Index (Gross)
Jun 24	22,572	25,384
Jun 23	18,903	21,021
Jun 22	16,308	17,645
Jun 21	19,141	20,504
Jun 20	13,768	14,680
Jun 19	13,176	14,197
Jun 18	12,910	13,276
Jun 17	11,719	11,886
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
The ESG Growth Portfolio	19.41%	11.37%	8.99%
MSCI World Index (Gross)	20.75%	12.32%	10.43%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 192,581,413
Holdings Count | Holding	1,403
Advisory Fees Paid, Amount	$ 216,724
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$192,581,413
Number of Portfolio Holdings	1,403
Net Investment Advisory Fees	$216,724
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Information Technology	26.9%
Financials	16.5%
Health Care	12.6%
Industrials	10.5%
Consumer Discretionary	9.9%
Communication Services	6.0%
Consumer Staples	5.6%
Energy	4.8%
Materials	3.2%
Utilities	1.5%
Real Estate	1.2%
Investment Company	1.0%
Right	0.0%
Warrant	0.0%
Futures	- 0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

A specialist manager change was implemented for this Portfolio effective December 31, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Material Fund Change Adviser [Text Block]	A specialist manager change was implemented for this Portfolio effective December 31, 2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000164403
Shareholder Report [Line Items]
Fund Name	The Catholic SRI Growth Portfolio
Trading Symbol	HCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Catholic SRI Growth Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Catholic SRI Growth Portfolio	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Catholic SRI Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”) returned 20.69% for the fiscal year compared to 20.75% for the MSCI World Index.

The Portfolio’s underperformance can be attributed primarily to the screening that is required to adhere to Catholic values, which is managed by Mellon.

The Portfolio is diversified across securities to ensure proper portfolio diversification, with the goal of providing competitive long-term returns in as consistent a manner as possible. As a result, it is expected that some styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to participate in this cyclicality of styles by maintaining market exposure comparable to MSCI World Index.

The Portfolio requires that the underlying managers integrate Catholic values in their investment selections, which includes negative screens. Mellon uses third party data to implement the negative screens in the Portfolio.

Buoyed by easing inflation, a resilient economy, enthusiasm about AI and the prospect of lower interest rates, the S&P 500 increased by 24.56% for the Fiscal Year, compared to 19.59% last year. This is higher than the long-term average of 10.56%. The returns for the S&P 500 were very concentrated with the top 10 companies accounting for 69.4% (17.05% of 24.56%) of the total return of the S&P 500. Growth outperformed Value stocks as enthusiasm about the prospects for AI drove mega growth stocks higher. The Russell 1000® Growth Index rose by 33.48% compared to the Russell 1000® Value Index which rose 13.06% during the Fiscal Year.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Catholic SRI Growth Portfolio	MSCI World Index (Gross)
Jun 24	23,598	25,384
Jun 23	19,552	21,021
Jun 22	16,283	17,645
Jun 21	19,425	20,504
Jun 20	13,776	14,680
Jun 19	13,412	14,197
Jun 18	13,128	13,276
Jun 17	11,802	11,886
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
The Catholic SRI Growth Portfolio	20.69%	11.96%	11.78%
MSCI World Index (Gross)	20.75%	12.32%	12.59%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 35,290,529
Holdings Count | Holding	1,317
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,290,529
Number of Portfolio Holdings	1,317
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Information Technology	30.5%
Financials	18.2%
Consumer Discretionary	11.3%
Communication Services	9.0%
Industrials	8.7%
Consumer Staples	5.5%
Energy	5.3%
Health Care	3.9%
Materials	3.8%
Utilities	2.0%
Real Estate	1.6%
Investment Company	0.1%
Warrant	0.0%
Right	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000025696
Shareholder Report [Line Items]
Fund Name	The International Equity Portfolio
Trading Symbol	HCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The International Equity Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The International Equity Portfolio	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The MSCI EAFE Index rose by 11.54% in U.S. Dollar terms for the Fiscal Year. While it was a strong year for the region, the index underperformed its U.S. counterparts because it has less exposure to the AI euphoria that fueled the global markets. From a sector perspective, information technology, financials and industrials were the strongest performing segments of the market for the year. From a regional standpoint, the U.K, and Japan slightly outperformed the index and rose 12.49% and 13.15%, respectively for the year. Japan's returns were led by the performance of stocks trading below book value as market leaders pushed for company executives to improve profit margins, increase dividends and corporate governance.

The International Equity Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”) and Monashee Investment Management, LLC (“Monashee”) returned 11.69% for the fiscal year compared to 11.54% for the MSCI EAFE Index.

The Portfolio overperformed the benchmark.The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint. The tracking error generated by tax minimization added to before-tax performance during the period.

Concerns about inflation and future growth plagued the markets for most of the year. However, in the second half of the year, the ECB, Bank of Canada and the Swiss National Bank started to cut rates as data showed steady progress in the battle against inflation.

The trust hired Monashee during the fiscal year. The decision to hire Monashee was made following an extensive review conducted by the investment strategy group. Monashee was chosen following the completion of qualitative assessments and quantitative analysis. Monashee attempts to deliver excess returns by harvesting the equity volatility risk premium which arises from the persistent tendency of imputed volatility to exceed actual and forward-looking realized volatility.

The Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to attribute some of its performance to this cyclicality of styles.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The International Equity Portfolio	MSCI EAFE Index
Jun 24	15,464	15,285
Jun 23	13,846	13,704
Jun 22	11,635	11,538
Jun 21	13,826	14,032
Jun 20	10,462	10,602
Jun 19	10,878	11,175
Jun 18	10,851	11,056
Jun 17	10,276	10,348
Jun 16	8,581	8,604
Jun 15	9,550	9,578
Jun 14	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The International Equity Portfolio	11.69%	7.29%	4.46%
MSCI EAFE Index	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 567,390,187
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 638,054
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$567,390,187
Number of Portfolio Holdings	452
Net Investment Advisory Fees	$638,054
Portfolio Turnover Rate	20%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Financials	19.0%
Industrials	15.4%
Health Care	10.7%
Investment Companies	10.5%
Consumer Discretionary	8.9%
Information Technology	8.6%
Consumer Staples	6.9%
Materials	6.3%
Energy	5.2%
Communication Services	3.0%
Utilities	2.6%
Real Estate	1.5%
Warrant	0.0%
Purchased Options	0.0%
Futures	0.0%
Written Options	- 0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective December 1, 2023 and August 17, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Material Fund Change Adviser [Text Block]	Specialist manager changes were implemented for this Portfolio effective December 1, 2023 and August 17, 2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000065218
Shareholder Report [Line Items]
Fund Name	The Institutional International Equity Portfolio
Trading Symbol	HCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Institutional International Equity Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional International Equity Portfolio	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”), Mellon Investments Corporation (“Mellon”), Monashee, and Parametric returned 11.02% for the fiscal year compared to 12.09% for the MSCI EAFE Index.

The Institutional Portfolio underperformed its benchmark. The majority of the assets are managed by Mellon and Parametric with a mandate to provide passive exposure to the benchmark index (MSCI EAFE Index). Parametric replicates the benchmark index using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically. Mellon underperformed due to its bias towards low-volatility stocks. City of London outperformed due to a favorable environment for its closed-end fund strategy that seeks portfolio appreciation derived from a top-down macro process, bottom-up stock picking, and a narrowing of the closed-end fund discount to net asset value.

The Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to attribute some of its performance to this cyclicality of styles.

The trust hired Monashee during the fiscal year. The decision to hire Monashee was made following an extensive review conducted by the investment strategy group. Monashee was chosen following the completion of qualitative assessments and quantitative analysis. Monashee attempts to deliver excess returns by harvesting the equity volatility risk premium which arises from the persistent tendency of imputed volatility to exceed actual and forward-looking realized volatility.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Institutional International Equity Portfolio	MSCI EAFE Index (Gross)
Jun 24	14,678	16,039
Jun 23	13,221	14,309
Jun 22	11,228	11,983
Jun 21	13,719	14,496
Jun 20	10,271	10,905
Jun 19	11,024	11,446
Jun 18	11,014	11,266
Jun 17	10,413	10,492
Jun 16	8,650	8,683
Jun 15	9,562	9,618
Jun 14	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Institutional International Equity Portfolio	11.02%	5.89%	3.91%
MSCI EAFE Index (Gross)	12.09%	6.98%	4.84%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 942,022,226
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 1,612,994
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$942,022,226
Number of Portfolio Holdings	944
Net Investment Advisory Fees	$1,612,994
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Investment Companies	46.7%
Financials	11.1%
Industrials	8.1%
Health Care	6.9%
Consumer Discretionary	6.1%
Information Technology	6.1%
Consumer Staples	4.4%
Materials	2.9%
Energy	2.7%
Communication Services	1.6%
Utilities	1.3%
Real Estate	0.3%
Right	0.0%
Purchased Options	0.0%
Futures	- 0.1%
Written Options	- 0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective December 1, 2023 and August 17, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Material Fund Change Adviser [Text Block]	Specialist manager changes were implemented for this Portfolio effective December 1, 2023 and August 17, 2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000065289
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Portfolio
Trading Symbol	HCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Emerging Markets Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Portfolio	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The MSCI Emerging Markets Index rose by 12.55% in U.S. Dollar terms for the Fiscal Year. After a tough start to the year, Emerging Market equities started to rebound as geopolitical tensions boosted emerging market energy exports such as Brazil and Saudi Arabia and stronger macro fundamentals, coupled with AI-related optimism, lifted technology heavy Emerging Markets in Taiwan and South Korea. In addition, reforms in China helped to mitigate concerns about the country’s growth prospects and real estate sector.

The Emerging Markets Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”), Monashee Investment Management, LLC (“Monashee”), Parametric Portfolio Associates, LLC (“Parametric”), and XY Investments (HK) Limited (“XY Investments”) returned 12.19% for the fiscal year compared to 12.97% for the MSCI EM Index.

For the fiscal year 2024, the Portfolio underperformed the benchmark. The underperformance was primarily due to the quantitative strategy run by XY Investments utilizing equity-based total return swaps. During the first half of the fiscal year, XY Investment’s style benchmark (MSCI China A Onshore Net Total Return Index USD) returned -7.58% compared to 4.88% for the MSCI EM Index.

The Portfolio provides broad access to international emerging markets equity. The Portfolio is managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. Mellon’s strategy provides passive exposure to the MSCI EM Index. The Portfolio diversifies amongst a large number of names and across geographies and sectors. Parametric replicates benchmark index (MSCI Emerging Markets Index) using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

XY was terminated at the end of the first half of the reporting period. Following an extensive review by the investment strategy group, the decision to terminate the manager was made due to lower conviction in the manager’s strategy to add value over the emerging markets equity opportunity set.

The Trust hired Monashee during the fiscal year. The decision to hire Monashee was made following an extensive review conducted by the investment strategy group. Monashee was chosen following the completion of qualitative assessments and quantitative analysis. Monashee attempts to deliver excess returns by harvesting the equity volatility risk premium which arises from the persistent tendency of imputed volatility to exceed actual and forward-looking realized volatility.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Emerging Markets Portfolio	MSCI EM Index
Jun 24	11,954	13,672
Jun 23	10,655	12,102
Jun 22	10,485	11,840
Jun 21	13,772	15,785
Jun 20	10,007	11,167
Jun 19	10,364	11,518
Jun 18	9,955	11,336
Jun 17	9,823	10,440
Jun 16	8,084	8,407
Jun 15	9,152	9,523
Jun 14	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Emerging Markets Portfolio	12.19%	2.89%	1.80%
MSCI EM Index	12.97%	3.49%	3.18%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 710,860,635
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 1,316,674
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$710,860,635
Number of Portfolio Holdings	732
Net Investment Advisory Fees	$1,316,674
Portfolio Turnover Rate	25%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Information Technology	20.2%
Financials	17.9%
Investment Companies	13.3%
Consumer Discretionary	9.9%
Communication Services	9.6%
Materials	5.6%
Energy	4.8%
Industrials	4.6%
Consumer Staples	3.8%
Health Care	2.7%
Utilities	2.4%
Real Estate	1.0%
Right	0.0%
Purchased Options	0.0%
Futures	0.0%
Written Options	- 0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective February 11, 2024, December 1, 2023, and August 17, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Material Fund Change Adviser [Text Block]	Specialist manager changes were implemented for this Portfolio effective February 11, 2024, December 1, 2023, and August 17, 2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000025697
Shareholder Report [Line Items]
Fund Name	The Core Fixed Income Portfolio
Trading Symbol	HCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Core Fixed Income Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Core Fixed Income Portfolio	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Core Fixed Income Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) and Mellon Investments Corporation returned 2.68% for the fiscal year compared to 2.63% for the Bloomberg U.S. Aggregate Bond Index (“BarCap”).

The Portfolio modestly outperformed the benchmark; underweight investment grade credit was a detractor while the underweight duration positioning helped as yields backed up.

The Portfolio is allocated across the three major sectors of the BarCap Index: governments, credit, and asset-backed securities. Our underweight allocation to credit detracted marginally while our underweight to securitized contributed to performance. The main contributor to outperformance was our underweight duration position. The government and asset backed sectors are passively managed to provide performance in-line with their respective benchmarks. Actual results for the government and asset-backed portfolios may vary marginally from the underlying benchmarks because of cash flows and because for practical purposes, the portfolios hold a representative group of the securities in the benchmarks and do not seek to fully replicate all of the individual holdings. The credit portfolio has a bit more flexibility to vary from the index by avoiding credits that the manager feels have adverse price risk. The allocations across the three sectors will vary over time based upon the relative attractiveness of the sectors. In general, the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality comparable to the benchmark.

MOVED:

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Core Fixed Income Portfolio	Bloomberg U.S. Aggregate Bond Index
Jun 24	11,306	11,430
Jun 23	11,011	11,137
Jun 22	11,067	11,243
Jun 21	12,517	12,533
Jun 20	12,506	12,575
Jun 19	11,489	11,564
Jun 18	10,626	10,720
Jun 17	10,718	10,763
Jun 16	10,710	10,797
Jun 15	10,116	10,186
Jun 14	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Core Fixed Income Portfolio	2.68%	- 0.32%	1.24%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 82,435,313
Holdings Count | Holding	1,200
Advisory Fees Paid, Amount	$ 83,028
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$82,435,313
Number of Portfolio Holdings	1,200
Net Investment Advisory Fees	$83,028
Portfolio Turnover Rate	45%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Investment Companies	51.4%
U.S. Treasury Obligations	26.0%
U.S. Government Agency Mortgages	11.4%
Financials	5.0%
Health Care	1.4%
Communication Services	1.3%
Energy	1.2%
Utilities	1.2%
Information Technology	1.2%
Industrials	1.0%
Consumer Discretionary	0.9%
Materials	0.7%
Collateralized Mortgage Obligations	0.7%
Real Estate	0.7%
Consumer Staples	0.6%
U.S. Government Agency Securities	0.5%
Asset Backed Securities	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000025698
Shareholder Report [Line Items]
Fund Name	The Corporate Opportunities Portfolio
Trading Symbol	HCHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Corporate Opportunities Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Corporate Opportunities Portfolio	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Corporate Opportunities Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”) returned 12.56% for the fiscal year compared to 10.44% for the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index.

The Portfolio outperformed the benchmark due to the Parametric futures strategy which seeks to replicate the risk profile of the benchmark. Parametric manages a portfolio of futures contracts that reflects the underlying risks of the asset class. In the fiscal year, high yield bonds dramatically outperformed the instruments chosen to replicate the risk exposure of the benchmark. The City of London strategy outperformed the Portfolio’s benchmark due to a tightening of the discounts among closed end funds.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

The Portfolio is designed to provide investors with higher returns over time than traditional fixed income investments primarily through investment in a diversified portfolio of non-investment grade fixed income instruments. The Portfolio may also opportunistically invest in international bonds, convertible bonds, preferred stocks, treasury inflation bonds, loan participations and fixed and floating rate loans.

The Portfolio has flexibility to vary from the index by avoiding credits that the managers feel have adverse price risk.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Corporate Opportunities Portfolio	Bloomberg U.S. Corporate High Yield Index
Jun 24	16,496	15,247
Jun 23	14,655	13,806
Jun 22	13,676	12,658
Jun 21	14,870	14,519
Jun 20	13,139	12,585
Jun 19	12,504	12,580
Jun 18	11,496	11,705
Jun 17	11,047	11,406
Jun 16	9,946	10,121
Jun 15	10,007	9,960
Jun 14	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Corporate Opportunities Portfolio	12.56%	5.70%	5.13%
Bloomberg U.S. Corporate High Yield Index	10.44%	3.92%	4.31%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 207,191,670
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 344,966
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$207,191,670
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$344,966
Portfolio Turnover Rate	48%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Investment Companies	97.7%
Financial Services	0.0%
Futures	0.4%
Credit Default Swap	- 0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective December 1, 2023 and August 17, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Material Fund Change Adviser [Text Block]	Specialist manager changes were implemented for this Portfolio effective December 1, 2023 and August 17, 2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000091786
Shareholder Report [Line Items]
Fund Name	The U.S. Government Fixed Income Securities Portfolio
Trading Symbol	HCUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Government Fixed Income Securities Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Government Fixed Income Securities Portfolio	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The U.S. Government Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Investments Corporation and Parametric Portfolio Associates, LLC returned 2.69% for the fiscal year compared to 1.61% for the Bloomberg U.S. Government Bond Index.

The Portfolio outperformed the benchmark due to a shorter duration positioning relative to the Benchmark. As yields moved up, our shorter duration securities outperformed those with more duration. The Portfolio is structured to perform similarly to the benchmark. As such it uses a sampling methodology to select a subset of the index universe that maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in-line with the benchmark. Since the Portfolio owns a subset of securities of the Index, there will necessarily be some tracking error.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

The U.S. Government bond market posted weak performance for the fiscal year as the rates normalized higher as the Federal Reserve continued to raise the Fed Funds rate, pushing up long rates and concurrently pushing down prices (which move inversely to rates). The rise in global bond yields over the past year is consistent with stronger than expected inflation data and stronger growth.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The U.S. Government Fixed Income Securities Portfolio	Bloomberg U.S. Government Index
Jun 24	10,978	10,963
Jun 23	10,690	10,789
Jun 22	10,772	11,018
Jun 21	11,890	12,084
Jun 20	12,295	12,471
Jun 19	11,157	11,302
Jun 18	10,439	10,542
Jun 17	10,522	10,609
Jun 16	10,740	10,845
Jun 15	10,203	10,227
Jun 14	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Government Fixed Income Securities Portfolio	2.69%	- 0.32%	0.94%
Bloomberg U.S. Government Index	1.61%	- 0.61%	0.92%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 982,163,413
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 319,930
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$982,163,413
Number of Portfolio Holdings	304
Net Investment Advisory Fees	$319,930
Portfolio Turnover Rate	74%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Investment Companies	51.9%
U.S. Treasury Obligations	46.3%
U.S. Government Agency Securities	1.0%
Futures	0.1%
Written Options	- 0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000091788
Shareholder Report [Line Items]
Fund Name	The U.S. Corporate Fixed Income Securities Portfolio
Trading Symbol	HCXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Corporate Fixed Income Securities Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Corporate Fixed Income Securities Portfolio	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) and Parametric Portfolio Associates, LLC returned 4.70% for the fiscal year compared to 4.63% for the Bloomberg U.S. Corporate Bond Index. Agincourt modestly outperformed the benchmark by 7 basis points while maintaining duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. The Adviser also directed the investment of a portion of the into a shorter duration strategy managed by Parametric which was beneficial as rates rose and contributed to the outperformance.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The U.S. Corporate Fixed Income Securities Portfolio	Bloomberg U.S. Corporate Bond Index
Jun 24	12,857	12,597
Jun 23	12,281	12,039
Jun 22	12,017	11,856
Jun 21	13,674	13,816
Jun 20	13,248	13,374
Jun 19	12,033	12,214
Jun 18	10,834	11,031
Jun 17	10,966	11,123
Jun 16	10,791	10,875
Jun 15	9,999	10,075
Jun 14	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Corporate Fixed Income Securities Portfolio	4.70%	1.33%	2.55%
Bloomberg U.S. Corporate Bond Index	4.63%	0.62%	2.34%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 278,368,085
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 228,453
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$278,368,085
Number of Portfolio Holdings	181
Net Investment Advisory Fees	$228,453
Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Financials	24.6%
Investment Companies	21.1%
Communication Services	8.5%
Utilities	6.5%
Health Care	6.4%
Energy	6.3%
Information Technology	5.8%
Consumer Discretionary	4.9%
Materials	4.6%
Industrials	4.0%
Real Estate	3.4%
Consumer Staples	3.0%
Futures	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000091790
Shareholder Report [Line Items]
Fund Name	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Trading Symbol	HCASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Investments Corporation returned 2.51% for the fiscal year compared to 2.38% for the Bloomberg U.S. Securitized Index.

The portfolio outperformed the benchmark driven by a modest underweight duration positioning.

The Portfolio is structured to simulate the performance of the benchmark. As such the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. The Mellon securitized strategy performed in-line with the benchmark. The Portfolio’s outperformance was due to the Advisor’s decision to allocate a portion of the Portfolio’s assets to cash to shorten the Portfolio’s duration.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Bloomberg U.S. Securitized Index
Jun 24	10,769	11,008
Jun 23	10,506	10,752
Jun 22	10,630	10,916
Jun 21	11,619	11,992
Jun 20	11,679	12,016
Jun 19	11,110	11,364
Jun 18	10,511	10,684
Jun 17	10,532	10,670
Jun 16	10,571	10,677
Jun 15	10,197	10,225
Jun 14	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	2.51%	- 0.62%	0.74%
Bloomberg U.S. Securitized Index	2.38%	- 0.63%	0.97%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 223,862,829
Holdings Count | Holding	1,647
Advisory Fees Paid, Amount	$ 135,217
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$223,862,829
Number of Portfolio Holdings	1,647
Net Investment Advisory Fees	$135,217
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
U.S. Government Agency Mortgages	81.7%
Investment Companies	19.0%
Collateralized Mortgage Obligations	5.0%
Asset Backed Securities	1.4%
Utilities	0.1%
Futures	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000025699
Shareholder Report [Line Items]
Fund Name	The Short-Term Municipal Bond Portfolio
Trading Symbol	HCSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Short-Term Municipal Bond Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Short-Term Municipal Bond Portfolio	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. returned 2.24% for the fiscal year compared to 3.00% for the ICE BofA Merrill Lynch 1-3 Year Municipal Index and 2.98% for the Bloomberg 1-3 Year Municipal Bond Index.

The Portfolio underperformed its benchmark due to an intentional overweight to higher quality bonds than the benchmark.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Short-Term Municipal Bond Portfolio	ICE BofA Merrill Lynch Muni 1-3 Year Muni Index	Bloomberg 1-3 Year Municipal Bond Index
Jun 24	10,841	11,175	11,181
Jun 23	10,604	10,849	10,857
Jun 22	10,479	10,734	10,742
Jun 21	10,833	10,970	10,967
Jun 20	10,778	10,859	10,861
Jun 19	10,496	10,598	10,597
Jun 18	10,203	10,312	10,319
Jun 17	10,168	10,238	10,233
Jun 16	10,156	10,187	10,182
Jun 15	10,019	10,040	10,037
Jun 14	10,000	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Short-Term Municipal Bond Portfolio	2.24%	0.65%	0.81%
ICE BofA Merrill Lynch Muni 1-3 Year Muni Index	3.00%	1.07%	1.12%
Bloomberg 1-3 Year Municipal Bond Index	2.98%	1.08%	1.12%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 65,634,009
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 84,722
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,634,009
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$84,722
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
General Obligation	51.9%
Revenue Bonds	45.8%
Investment Company	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.
C000025691
Shareholder Report [Line Items]
Fund Name	The Intermediate Term Municipal Bond Portfolio
Trading Symbol	HCIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Intermediate Term Municipal Bond Portfolio for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Intermediate Term Municipal Bond Portfolio	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Intermediate Term Municipal Bond Portfolio managed by Insight North America LLC (“Insight”) returned 3.01% for the fiscal year compared to 2.19% for the Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged.

The Insight strategy outperformed the benchmark during the twelve-month reporting period. An overweight to revenue bonds compared to general obligation bonds, and an underweight to higher rated issues contributed to the overperformance during the fiscal year.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Intermediate Term Municipal Bond Portfolio	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	Bloomberg Municipal Bond Index
Jun 24	11,736	12,045	12,669
Jun 23	11,394	11,787	12,274
Jun 22	11,149	11,513	11,895
Jun 21	11,859	12,242	13,011
Jun 20	11,546	11,924	12,490
Jun 19	11,187	11,458	11,958
Jun 18	10,609	10,818	11,207
Jun 17	10,595	10,759	11,034
Jun 16	10,565	10,749	11,088
Jun 15	10,154	10,193	10,300
Jun 14	10,000	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Intermediate Term Municipal Bond Portfolio	3.01%	0.96%	1.61%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	2.19%	1.00%	1.88%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 494,999,892
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 919,524
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$494,999,892
Number of Portfolio Holdings	253
Net Investment Advisory Fees	$919,524
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Total Investments
Revenue Bonds	59.7%
General Obligation	23.1%
Investment Companies	13.9%
Certificates of Participation	2.2%
Tax Allocation	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.